UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-01241

Eaton Vance Growth Trust
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)

Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2007

Item 1. Schedule of Investments

Eaton Vance-Atlanta Capital Bond Fund                                                                                            as of June 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Asset Backed Securities — 6.5%

	Principal
	Amount
Security	(000’s omitted)	Value
Carmax Auto Owner Trust, Series 2003-2, Class A4, 3.07%, 10/15/10	$117	$116,803
Honda Auto Receivables Owner Trust, Series 2007-1, Class A3, 5.10%, 3/18/11	175	174,558
Total Asset Backed Securities (identified cost, $291,838)		$291,361

Corporate Bonds & Notes — 10.4%

	Principal
	Amount
Security	(000’s omitted)	Value
Citigroup, Inc., 6.50%, 1/18/11	$125	$129,011
Countrywide Home Loan, 5.625%, 7/15/09	125	125,122
Emerson Electric, 7.125%, 8/15/10	200	210,047
Total Corporate Bonds & Notes (identified cost, $455,564)		$464,180

Collateralized Mortgage Obligations — 25.8%

	Principal
	Amount
Security	(000’s omitted)		Value
Countrywide Home Loan, Series 2006-J2, Class A3, 6.00%, 4/25/36	$144		$143,989
Federal Home Loan Mortgage Corp., Series 2631, Class LA, 4.00%, 6/15/11	31		30,586
Federal Home Loan Mortgage Corp., Series 2689, Class PC, 4.00%, 9/15/15	210		203,464
Federal Home Loan Mortgage Corp., Series 2707, Class PD, 5.00%, 11/15/17	100		98,176
Federal Home Loan Mortgage Corp., Series 2720, Class DA, 4.50%, 4/15/12	103		102,796
Federal Home Loan Mortgage Corp., Series 2836, Class DG, 5.00%, 6/15/16	0	(1)	271
Federal National Mortgage Assn., Series 2003-128, Class KG, 4.00%, 12/25/11	113		111,049
Federal National Mortgage Assn., Series 2003-14, Class AQ, 3.50%, 3/25/33	69		63,138
Federal National Mortgage Assn., Series 2003-57, Class KB, 4.50%, 12/25/12	223		222,023

1

Prime Mortgage Trust, Series 2006-1, Class 2A4, 6.00%, 6/25/36	$50	$49,883
Residential Funding Mortgage Securities I, Series 2002-S16, Class A10, 5.50%, 10/25/17	130	129,194
Total Collateralized Mortgage Obligations (identified cost, $1,177,581)		$1,154,569

Mortgage-Backed Securities — 35.4%

	Principal
	Amount
Security	(000’s omitted)	Value
Federal Home Loan Mortgage Corp., Pool #G01857, 5.00%, 10/1/33	$158	$148,563
Federal Home Loan Mortgage Corp., Pool #G08067, 5.00%, 7/1/35	44	40,867
Federal National Mortgage Assn., Pool #190341, 5.00%, 9/1/18	137	132,483
Federal National Mortgage Assn., Pool #357412, 4.50%, 7/1/18	198	188,303
Federal National Mortgage Assn., Pool #555783, 4.50%, 10/1/33	159	145,171
Federal National Mortgage Assn., Pool #725546, 4.50%, 6/1/19	271	258,355
Federal National Mortgage Assn., Pool #725584, 5.00%, 7/1/34	165	155,606
Federal National Mortgage Assn., Pool #725705, 5.00%, 8/1/34	80	75,563
Federal National Mortgage Assn., Pool #735222, 5.00%, 2/1/35	213	200,220
Federal National Mortgage Assn., Pool #735899, 5.50%, 10/1/35	143	138,539
Federal National Mortgage Assn., Pool #793257, 5.00%, 12/1/34	101	95,160
Total Mortgage-Backed Securities (identified cost, $1,641,043)		$1,578,830

U.S. Government Agencies — 15.5%

	Principal
	Amount
Security	(000’s omitted)	Value
Federal Home Loan Mortgage Corp., 4.50%, 1/15/13	$265	$254,950
Federal Home Loan Mortgage Corp., 4.75%, 1/19/16	175	167,204
Federal Home Loan Mortgage Corp., 5.00%, 7/15/14	200	196,542
Federal National Mortgage Assn., 5.00%, 3/15/16	75	72,864
Total U.S. Government Agencies (identified cost, $710,921)		$691,560

2

U.S. Treasury Obligations — 5.8%

	Principal
	Amount
Security	(000’s omitted)	Value
U.S. Treasury Note, 4.75%, 5/31/12	$130	$129,025
U.S. Treasury Note, 4.875%, 2/15/12	42	41,961
U.S. Treasury Strip, 0.00%, 5/15/09	95	86,907
Total U.S. Treasury Obligations (identified cost, $255,668)		$257,893
Total Investments — 99.4% (identified cost $4,532,615)		$4,438,393
Other Assets, Less Liabilities — 0.6%		$24,674
Net Assets — 100.0%		$4,463,067

(1)	Principal amount is less than $1,000.

Effective as of the close of business on July 31, 2007, all shareholders had or were redeemed and the Fund ceased operations.

The Fund did not have any open financial instruments at June 30, 2007.

The cost and unrealized appreciation (depreciation) in value of the investments owned by the Fund at June 30, 2007, as determined on a federal income tax basis, were as follows:

Aggregate cost	$4,544,665
Gross unrealized appreciation	$10,899
Gross unrealized depreciation	(117,171)
Net unrealized depreciation	$(106,272)

3

Eaton Vance — Atlanta Capital Large-Cap Growth Fund as of June 30, 2007 (Unaudited)

Eaton Vance-Atlanta Capital Large-Cap Growth Fund (the Fund), a diversified series of Eaton Vance Growth Trust, invests substantially all of its investable assets in Large-Cap Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At June 30, 2007, the value of the Fund’s investment in the Portfolio was $26,891,167 and the Fund owned approximately 99.5% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.

Large-Cap Portfolio                                                                                                                                 as of June 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.8%

Security	Shares	Value
Aerospace & Defense — 2.1%
United Technologies Corp.	8,000	$567,440
		$567,440
Beverages — 4.1%
Coca-Cola Co. (The)	10,000	$523,100
PepsiCo, Inc.	9,000	583,650
		$1,106,750
Biotechnology — 2.6%
Amgen, Inc. (1)	6,000	$331,740
Genentech, Inc. (1)	5,000	378,300
		$710,040
Capital Markets — 4.6%
Bank of New York Co., Inc. (The)	13,500	$559,440
Merrill Lynch & Co., Inc.	5,000	417,900
SEI Investments Co.	9,000	261,360
		$1,238,700
Chemicals — 2.4%
Air Products and Chemicals, Inc.	8,000	$642,960
		$642,960
Communications Equipment — 3.9%
Cisco Systems, Inc. (1)	37,500	$1,044,375
		$1,044,375
Computer Peripherals — 1.1%
Apple, Inc. (1)	2,500	$305,100
		$305,100
Consumer Finance — 3.7%
American Express Co.	8,000	$489,440
Capital One Financial Corp.	6,500	509,860
		$999,300
Diversified Financial Services — 1.3%
Citigroup, Inc.	7,000	$359,030
		$359,030
Electrical Equipment — 3.8%
Cooper Industries, Inc.	8,000	$456,720
Emerson Electric Co.	12,000	561,600
		$1,018,320

1

Electronic Equipment & Instruments — 2.3%
CDW Corp. (1)	4,000	$339,880
Molex, Inc.	9,500	285,095
		$624,975
Energy Equipment & Services — 4.9%
Baker Hughes, Inc.	9,000	$757,170
National-Oilwell Varco, Inc. (1)	5,500	573,320
		$1,330,490
Food & Staples Retailing — 4.2%
Costco Wholesale Corp.	11,000	$643,720
CVS Caremark Corp.	13,000	473,850
		$1,117,570
Health Care Equipment & Supplies — 6.5%
DENTSPLY International, Inc.	11,400	$436,164
Medtronic, Inc.	11,000	570,460
St. Jude Medical, Inc. (1)	8,000	331,920
Varian Medical Systems, Inc. (1)	10,000	425,100
		$1,763,644
Hotels, Restaurants & Leisure — 1.3%
International Game Technology	9,000	$357,300
		$357,300
Household Products — 3.7%
Colgate-Palmolive Co.	4,000	$259,400
Procter & Gamble Co.	12,000	734,280
		$993,680
Industrial Conglomerates — 4.3%
General Electric Co.	30,000	$1,148,400
		$1,148,400
Insurance — 4.6%
AFLAC, Inc.	12,500	$642,500
American International Group, Inc.	8,600	602,258
		$1,244,758
Internet Software & Services — 1.7%
eBay, Inc. (1)	14,000	$450,520
		$450,520
IT Services — 2.5%
Automatic Data Processing, Inc.	8,500	$411,995
Cognizant Technology Solutions Corp., Class A (1)	3,500	262,815
		$674,810

2

Machinery — 2.6%
Deere & Co.	2,500	$301,850
Dover Corp.	8,000	409,200
		$711,050
Media — 1.1%
Omnicom Group, Inc.	5,400	$285,768
		$285,768
Metals & Mining — 1.2%
Alcoa, Inc.	8,000	$324,240
		$324,240
Multiline Retail — 3.4%
Kohl’s Corp. (1)	5,000	$355,150
Target Corp.	9,000	572,400
		$927,550
Office Electronics — 1.3%
Zebra Technologies Corp., Class A (1)	9,000	$348,660
		$348,660
Oil, Gas & Consumable Fuels — 3.6%
Apache Corp.	9,000	$734,310
Marathon Oil Corp.	4,000	239,840
		$974,150
Pharmaceuticals — 5.9%
Abbott Laboratories	13,000	$696,150
Merck & Co., Inc.	9,000	448,200
Wyeth	8,000	458,720
		$1,603,070
Semiconductors & Semiconductor Equipment — 5.4%
Intel Corp.	18,000	$427,680
Linear Technology Corp.	11,000	397,980
Texas Instruments, Inc.	17,000	639,710
		$1,465,370
Software — 4.1%
Citrix Systems, Inc. (1)	9,000	$303,030
Microsoft Corp.	27,500	810,425
		$1,113,455
Specialty Retail — 2.9%
Lowe’s Companies, Inc.	11,000	$337,590
Staples, Inc.	19,000	450,870
		$788,460

3

Textiles, Apparel & Luxury Goods — 1.7%
NIKE, Inc., Class B	8,000	$466,320
		$466,320
Total Common Stocks (identified cost $20,733,843)		$26,706,255
Total Investments — 98.8% (identified cost $20,733,843)		$26,706,255
Other Assets, Less Liabilities — 1.2%		$314,453
Net Assets — 100.0%		$27,020,708

(1)	Non-income producing security.

The Portfolio did not have any open financial instruments at June 30, 2007.

The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$20,778,485
Gross unrealized appreciation	$6,188,105
Gross unrealized depreciation	(260,335)
Net unrealized appreciation	$5,927,770

4

Eaton Vance-Atlanta Capital SMID-Cap Fund as of June 30, 2007 (Unaudited)

Eaton Vance-Atlanta Capital SMID-Cap Fund (the Fund), a diversified series of Eaton Vance Growth Trust, invests substantially all of its investable assets in SMID-Cap Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At June 30, 2007, the value of the Fund’s investment in the Portfolio was $27,551,466 and the Fund owned approximately 89.4% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.

SMID-Cap Portfolio                                                                                                                                as of June 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.7%

Security	Shares	Value
Airlines — 1.7%
SkyWest, Inc.	22,600	$538,558
		$538,558
Automobiles — 1.3%
Thor Industries, Inc.	8,800	$397,232
		$397,232
Capital Markets — 7.0%
Affiliated Managers Group, Inc. (1)	9,600	$1,236,096
SEI Investments Co.	32,040	930,442
		$2,166,538
Commercial Banks — 3.9%
City National Corp.	5,000	$380,450
Cullen/Frost Bankers, Inc.	8,680	464,120
Westamerica Bancorporation	8,300	367,192
		$1,211,762
Commercial Services & Supplies — 1.2%
Copart, Inc. (1)	12,500	$382,375
		$382,375
Computer Peripherals — 2.1%
Diebold, Inc.	12,700	$662,940
		$662,940
Construction & Engineering — 2.5%
Jacobs Engineering Group, Inc. (1)	13,690	$787,312
		$787,312
Consumer Finance — 1.3%
Student Loan Corp. (The)	1,900	$387,410
		$387,410
Containers & Packaging — 1.7%
AptarGroup, Inc.	14,500	$515,620
		$515,620
Distributors — 1.0%
LKQ Corp. (1)	12,680	$312,689
		$312,689
Diversified Consumer Services — 1.5%
Matthews International Corp., Class A	10,600	$462,266
		$462,266

Electric Utilities — 1.4%
DPL, Inc.	15,300	$433,602
		$433,602
Electrical Equipment — 2.1%
Genlyte Group, Inc. (The) (1)	8,100	$636,174
		$636,174
Electronic Equipment & Instruments — 5.3%
Amphenol Corp., Class A	17,300	$616,745
National Instruments Corp.	12,900	420,153
ScanSource, Inc. (1)	18,900	604,611
		$1,641,509
Energy Equipment & Services — 2.7%
FMC Technologies, Inc. (1)	6,200	$491,164
Tetra Technologies, Inc. (1)	11,800	332,760
		$823,924
Food Products — 1.8%
McCormick & Co., Inc.	14,350	$547,883
		$547,883
Gas Utilities — 2.2%
Energen Corp.	12,100	$664,774
		$664,774
Health Care Equipment & Supplies — 9.6%
DENTSPLY International, Inc.	15,100	$577,726
Mentor Corp.	16,330	664,304
ResMed, Inc. (1)	8,600	354,836
Respironics, Inc. (1)	16,000	681,440
Varian Medical Systems, Inc. (1)	15,800	671,658
		$2,949,964
Health Care Providers & Services — 3.7%
Henry Schein, Inc. (1)	11,600	$619,788
Owens & Minor, Inc.	15,300	534,582
		$1,154,370
Hotels, Restaurants & Leisure — 7.3%
Ambassadors Group, Inc.	11,300	$401,489
Brinker International, Inc.	14,200	415,634
International Speedway Corp., Class A	13,400	706,314
Sonic Corp. (1)	32,200	712,264
		$2,235,701

Household Durables — 2.5%
Harman International Industries, Inc.	3,900	$455,520
Mohawk Industries, Inc. (1)	3,000	302,370
		$757,890
Insurance — 8.5%
Brown and Brown, Inc.	18,200	$457,548
HCC Insurance Holdings, Inc.	9,500	317,395
Markel Corp. (1)	2,400	1,162,944
RLI Corp.	12,200	682,590
		$2,620,477
IT Services — 0.7%
Total System Services, Inc.	7,100	$209,521
		$209,521
Life Sciences Tools & Services — 1.0%
Covance, Inc. (1)	4,390	$300,978
		$300,978
Machinery — 1.8%
Graco, Inc.	13,600	$547,808
		$547,808
Marine — 1.0%
Kirby Corp. (1)	7,900	$303,281
		$303,281
Media — 1.9%
Harte-Hanks, Inc.	11,530	$296,090
Morningstar, Inc. (1)	6,500	305,663
		$601,753
Personal Products — 1.2%
Alberto-Culver Co.	15,600	$370,032
		$370,032
Real Estate Management & Development — 1.1%
Forest City Enterprises, Inc., Class A	5,700	$350,436
		$350,436
Road & Rail — 1.5%
Landstar System, Inc.	9,500	$458,375
		$458,375
Software — 7.7%
ANSYS, Inc. (1)	22,200	$588,300
FactSet Research Systems, Inc.	11,200	765,520
Fair Isaac Corp.	8,300	332,996
Jack Henry & Associates, Inc.	26,700	687,525
		$2,374,341

Specialty Retail — 7.5%
Aaron Rents, Inc.	13,300	$388,360
CarMax, Inc. (1)	11,750	299,625
O’Reilly Automotive, Inc. (1)	22,700	829,685
Sally Beauty Holdings, Inc. (1)	51,500	463,500
Tiffany & Co.	6,100	323,666
		$2,304,836
Total Common Stocks (identified cost $25,594,018)		$30,112,331
Total Investments — 97.7% (identified cost $25,594,018)		$30,112,331
Other Assets, Less Liabilities — 2.3%		$695,685
Net Assets — 100.0%		$30,808,016

(1)	Non-income producing security.

The Portfolio did not have any open financial instruments at June 30, 2007.

The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$25,777,370
Gross unrealized appreciation	$4,685,422
Gross unrealized depreciation	(350,461)
Net unrealized appreciation	$4,334,961

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Growth Trust

By:	/s/ Thomas E. Faust, Jr.
Thomas E. Faust, Jr.
President and Principal Executive Officer

Date:	August 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas E. Faust, Jr.
Thomas E. Faust, Jr.
President and Principal Executive Officer

Date:	August 27, 2007

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer and Principal Financial Officer

Date:	August 27, 2007